RESTRICTED CASH	12 Months Ended
Dec. 31, 2017
RESTRICTED CASH
RESTRICTED CASH

11.        RESTRICTED CASH

	December 31, 2017	December 31, 2016	December 31, 2015
Restricted cash	$478,260	$449,760	$—

Restricted cash represents a C$600,000 security held by a Canadian Chartered Bank as a guarantee for the Company's same day electronic processing facility and corporate credit card facility.